Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, redemption price per share	$ 10.2
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares issued	23,000,000	23,000,000
Temporary equity, shares oustanding	23,000,000	23,000,000
Temporary equity, redemption price per share	$ 10.34	$ 10.2
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	560,000	560,000
Common stock, shares outstanding	560,000	560,000
Common Stock, Shares, Subject to Forfeiture	23,000,000	23,000,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000